AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Principal Amount	Value
Municipal Bonds - 95.2%
Alabama - 3.4%
County of Jefferson Sewer Revenue,
5.250%, 10/01/49	$1,600,000	$1,655,469
5.500%, 10/01/53	5,860,000	6,093,032

Total Alabama		7,748,501
California - 0.1%
California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	201,698
Colorado - 1.7%
Colorado Health Facilities Authority, Series A,
5.125%, 12/01/55	1,315,000	1,275,202
5.250%, 12/01/54	1,000,000	1,018,189

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,340,000	1,584,927

Total Colorado		3,878,318
Florida - 10.6%
Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	908,986
5.000%, 06/01/64[1]	1,765,000	1,563,255

County of Miami-Dade Florida Seaport Department, Series 1, (AG) 4.000%, 10/01/45	2,265,000	2,053,704
Escambia County Health Facilities Authority 4.000%, 08/15/50	1,075,000	893,030
Florida Development Finance Corp.,
4.000%, 02/01/52	485,000	383,621
5.000%, 02/01/52	325,000	300,635
5.250%, 08/01/55	1,750,000	1,770,895

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	1,210,000	1,185,976
Greater Orlando Aviation Authority 5.500%, 11/01/37	1,000,000	1,041,736
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	845,000	713,378
Miami Beach Health Facilities Authority,
4.000%, 11/15/46	2,370,000	2,099,399
4.000%, 11/15/51	1,250,000	1,060,942

Orange County Health Facilities Authority, Series A 5.250%, 10/01/56	3,500,000	3,613,577
Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	2,450,000	2,388,303
Village Community Development District No 15,
4.550%, 05/01/44[1]	995,000	954,549
4.800%, 05/01/55[1]	1,000,000	930,258

	Principal Amount	Value

Village Community Development District No 16 5.125%, 05/01/56	$2,600,000	$2,511,873

Total Florida		24,374,117
Georgia - 1.3%
Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,521,286
5.250%, 10/01/54	1,500,000	1,505,384

Total Georgia		3,026,670
Idaho - 0.8%
Idaho Health Facilities Authority, Series A 4.375%, 03/01/53	2,000,000	1,829,463
Illinois - 4.9%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,099,479
Chicago Transit Authority Sales Tax Receipts Fund, Series A 5.500%, 12/01/56	1,500,000	1,570,574
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	325,000	306,270
4.000%, 06/15/52	485,000	407,451
5.000%, 06/15/50	865,000	860,815

State of Illinois, Series A 4.000%, 03/01/40	1,240,000	1,169,077
State of Illinois, Series B,
5.250%, 05/01/48	1,000,000	1,020,577
5.250%, 05/01/49	1,000,000	1,017,144

State of Illinois, Series C 5.500%, 04/01/51[2]	3,700,000	3,849,617

Total Illinois		11,301,004
Indiana - 2.2%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	965,137
5.000%, 07/01/59	1,250,000	1,193,130
5.250%, 07/01/64	1,500,000	1,477,551
5.375%, 03/01/55	1,500,000	1,509,142

Total Indiana		5,144,960
Louisiana - 0.7%
Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	1,530,000	1,573,854
Massachusetts - 9.4%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	1,080,000	875,323
5.250%, 07/01/50	1,750,000	1,758,045
5.250%, 07/01/52	4,605,000	4,427,655
5.250%, 07/01/55	4,285,000	4,118,454
5.250%, 07/01/55	1,500,000	1,497,236

Massachusetts Development Finance Agency, Series 1,
4.500%, 07/01/54	2,750,000	2,528,627
5.250%, 07/01/50	1,750,000	1,755,295

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Massachusetts - 9.4% (continued)

Massachusetts Development Finance Agency, Series A,
5.000%, 07/01/60[1]	$1,000,000	$934,654
6.000%, 10/01/49	1,750,000	1,871,440

Massachusetts Development Finance Agency, Series N 5.500%, 07/01/55	1,750,000	1,838,857

Total Massachusetts		21,605,586
Michigan - 1.8%
Michigan State Housing Development Authority, Series A,
4.950%, 12/01/50	1,000,000	1,005,028
5.000%, 12/01/55	1,270,000	1,274,963

Michigan State Housing Development Authority, Series C 5.050%, 06/01/51	1,800,000	1,807,010

Total Michigan		4,087,001
Minnesota - 0.4%
Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,000,000	1,020,739
Missouri - 0.9%
Health & Educational Facilities Authority 4.000%, 06/01/53	2,500,000	2,155,497
Nebraska - 0.8%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,720,000	1,737,863
New Hampshire - 1.1%
New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	2,500,000	2,559,033
New Jersey - 1.3%
South Jersey Transportation Authority 4.625%, 11/01/47	1,820,000	1,821,421
Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	393,891
5.250%, 06/01/46	530,000	527,610

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	275,000	263,160

Total New Jersey		3,006,082
New York - 11.4%
Albany Capital Resource Corp., Series A 5.500%, 05/01/55	1,000,000	1,050,988
City of New York, Series D 5.250%, 10/01/55	1,000,000	1,036,395
City of New York, Series E 5.000%, 08/01/54	1,000,000	1,013,677
	Principal Amount	Value

Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	$3,625,000	$3,631,827
5.000%, 11/15/50	1,000,000	1,006,260

Metropolitan Transportation Authority, Series A 5.250%, 11/15/55	1,000,000	1,023,220
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	550,000	479,108
4.000%, 07/01/52	340,000	280,911
4.250%, 07/01/50	1,530,000	1,370,462

New York Transportation Development Corp.,
4.000%, 04/30/53	1,125,000	955,542
5.000%, 12/01/40	845,000	874,141
5.000%, 12/01/41	815,000	841,779
5.000%, 06/30/49	1,220,000	1,212,671
5.500%, 06/30/54	1,000,000	1,007,738
5.625%, 04/01/40	1,000,000	1,050,776
6.000%, 04/01/35	500,000	548,250
6.000%, 06/30/54	2,500,000	2,589,634
6.000%, 06/30/59	2,670,000	2,798,277

New York Transportation Development Corp., Series A 5.500%, 12/31/60	2,500,000	2,513,100
Suffolk Regional Off-Track Betting Corp. 6.000%, 12/01/53	1,000,000	1,016,815

Total New York		26,301,571
North Carolina - 1.3%
Nash Health Care Systems 5.250%, 02/01/55	1,000,000	1,014,034
North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	1,950,000	1,949,035

Total North Carolina		2,963,069
Ohio - 4.5%
Columbus Regional Airport Authority, Series A 5.500%, 01/01/55	3,000,000	3,113,403
County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,007,858
Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	2,500,000	2,422,995
5.250%, 05/01/54	3,000,000	2,836,613

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,050,000	1,020,928

Total Ohio		10,401,797
Pennsylvania - 8.1%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	813,372
Geisinger Authority 4.000%, 04/01/50	1,340,000	1,159,274
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	900,000	899,646

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Pennsylvania - 8.1% (continued)
Pennsylvania Economic Development Financing Authority,
5.000%, 12/31/57	$4,075,000	$4,065,932
5.250%, 06/30/53	2,585,000	2,579,373

Pennsylvania Higher Educational Facilities Authority, Series B2 5.000%, 11/01/54	4,780,000	4,733,710
Pennsylvania Housing Finance Agency, Series 146A 4.750%, 04/01/53	1,250,000	1,240,180
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	2,435,000	2,152,358
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,000,000	1,016,463

Total Pennsylvania		18,660,308
Rhode Island - 4.4%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	5,315,000	5,209,972
Rhode Island Health and Educational Building Corp., Series A, (AG)
5.000%, 07/01/55	1,500,000	1,444,331
5.000%, 07/01/60	3,000,000	2,857,482

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	570,000	570,036

Total Rhode Island		10,081,821
South Carolina - 2.4%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,208,066
South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	1,000,000	1,002,162
South Carolina Jobs-Economic Development Authority, Series A 5.500%, 11/01/54	1,250,000	1,301,532
South Carolina Public Service Authority, Series A 5.500%, 12/01/54	1,000,000	1,056,546
South Carolina Public Service Authority, Series B 5.250%, 12/01/54	1,000,000	1,037,475

Total South Carolina		5,605,781
Tennessee - 2.4%
Chattanooga Health Educational & Housing Facility Board 5.250%, 12/01/54	2,000,000	2,040,995
City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	1,021,716
	Principal Amount	Value

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	$2,500,000	$2,386,233

Total Tennessee		5,448,944
Texas - 8.3%
Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	2,000,000	1,750,659
City of Houston Airport System Revenue, Series B,
5.500%, 07/15/37	1,705,000	1,784,759
5.500%, 07/15/38	1,000,000	1,041,796
5.500%, 07/15/39	1,630,000	1,688,551

City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C 5.500%, 09/01/58[2]	4,035,000	4,247,831
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	6,000,000	5,809,558
5.500%, 12/31/58	650,000	660,895

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	1,180,000	1,126,893
Texas Water Development Board 4.750%, 10/15/55	1,000,000	988,857

Total Texas		19,099,799
Virginia - 2.6%
Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	199,470
Virginia Small Business Financing Authority,
4.000%, 01/01/40	485,000	457,910
5.000%, 12/31/47	1,755,000	1,745,921
5.000%, 12/31/49	1,905,000	1,829,503
5.000%, 12/31/52	1,935,000	1,846,636

Total Virginia		6,079,440
Washington - 1.0%
Washington State Housing Finance Commission,
5.000%, 07/01/54	1,500,000	1,338,447
5.500%, 07/01/49	1,000,000	984,100

Total Washington		2,322,547
West Virginia - 0.9%
West Virginia Hospital Finance Authority, Series A 5.500%, 06/01/50	1,000,000	1,045,021
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,000,000	1,056,708

Total West Virginia		2,101,729

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Wisconsin - 6.5%
Public Finance Authority,
5.250%, 11/15/55	$1,100,000	$1,105,493
5.250%, 11/15/61	1,555,000	1,555,838
5.750%, 06/30/60	1,000,000	1,031,466
5.750%, 12/31/65	6,000,000	6,122,881
6.500%, 12/31/65	1,000,000	1,091,036

Public Finance Authority, Series A 5.000%, 06/01/41[1]	3,950,000	3,953,247

Total Wisconsin		14,859,961

Total Municipal Bonds (Cost $224,041,228)		219,177,153
Short-Term Investments - 6.0%
Repurchase Agreements - 6.0%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $13,699,275 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $13,972,044)	13,698,000	13,698,000

Total Short-Term Investments (Cost $13,698,000)		13,698,000
Value

Total Investments - 101.2% (Cost $237,739,228)	$232,875,153
Other Assets, less Liabilities - (1.2)%	(2,694,830)
Net Assets - 100.0%	$230,180,323

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $11,631,180 or 5.1% of net assets.
[2]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2026, amounted to $8,097,448, or 3.5% of net assets.

AG	Assured Guaranty
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	—	$219,177,153	—	$219,177,153
Short-Term Investments
Repurchase Agreements	—	13,698,000	—	13,698,000
Total Investments in Securities	—	$232,875,153	—	$232,875,153
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.